Financial Statement Schedule I - Condensed Financial Information of Parent Company Statements of Cash Flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Net cash used in operating activities	¥ (373,251)	$ (58,573)	¥ (188,641)	¥ (533,547)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of short-term investments	(1,833,650)	(287,740)	(2,195,567)	(2,108,820)
Proceeds from maturity of short-term investments	2,166,910	340,035	1,895,897	2,905,788
Loan to employees	(2,504)	(393)		(33,085)
Repayment of loan to employees	101	16	903	700
Net cash generated from/(used in) investing activities	342,681	53,774	(349,306)	729,546
CASH FLOWS FROM FINANCING ACTIVITIES
Net cash used in financing activities	(38,904)	(6,105)	(59,079)	(64,150)
Effect of exchange rate changes	(14,513)	(2,276)	(44,490)	21,567
Net increase/(decrease) in cash and cash equivalents	(83,987)	(13,180)	(641,516)	153,416
Cash and cash equivalents at beginning of the year	760,710	119,372	1,402,226	1,248,810
Cash and cash equivalents at end of the year	676,723	106,192	760,710	1,402,226
Parent Company
Net cash used in operating activities	(37,609)	(5,904)	(427,279)	(360,769)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of short-term investments			(120,107)
Proceeds from maturity of short-term investments			120,107	436,228
Amounts due from subsidiaries	(69,529)	(10,910)
Loan to employees	(2,204)	(346)		(26,849)
Repayment of loan to employees			563
Net cash generated from/(used in) investing activities	(71,733)	(11,256)	563	409,379
CASH FLOWS FROM FINANCING ACTIVITIES
Share repurchase	(4,866)	(764)	(26,579)	(31,650)
Net cash used in financing activities	(4,866)	(764)	(26,579)	(31,650)
Effect of exchange rate changes	(13,365)	(2,095)	(44,317)	21,567
Net increase/(decrease) in cash and cash equivalents	(127,573)	(20,019)	(497,612)	38,527
Cash and cash equivalents at beginning of the year	627,436	98,458	1,125,048	1,086,521
Cash and cash equivalents at end of the year	¥ 499,863	$ 78,439	¥ 627,436	¥ 1,125,048